Secured Convertible Debenture (Details Textual) - USD ($)		1 Months Ended			12 Months Ended
	Dec. 02, 2015	May 26, 2016	Mar. 17, 2016	Nov. 30, 2015	Dec. 31, 2014
Secured Convertible Debenture (Textual)
Conversion price per share	$ 0.35
Interest rate	12.00%	12.50%	12.00%
Maturity date	Dec. 01, 2016	May 26, 2017	Apr. 21, 2016
Convertible notes				$ 800,000
Accrued interest				$ 91,400
Converted into Series A preferred stock, shares				8,914
September 10, 2014 [Member]
Secured Convertible Debenture (Textual)
Principal amount					$ 250,000
Conversion price per share					$ 0.25
Interest rate					10.00%
Maturity date					Mar. 10, 2015
December 10, 2014 [Member]
Secured Convertible Debenture (Textual)
Principal amount					$ 100,000
Conversion price per share					$ 0.25
Warrants to purchase shares of common stock					100,000
Interest rate					12.00%
Maturity date					Dec. 10, 2015
December 12, 2014 [Member]
Secured Convertible Debenture (Textual)
Principal amount					$ 50,000
Conversion price per share					$ 0.25
Warrants to purchase shares of common stock					50,000
Interest rate					12.00%
Maturity date					Dec. 12, 2015
December 16, 2014 [Member]
Secured Convertible Debenture (Textual)
Principal amount					$ 100,000
Conversion price per share					$ 0.25
Warrants to purchase shares of common stock					100,000
Interest rate					12.00%
Maturity date					Dec. 16, 2015
December 12, 2014 One [Member]
Secured Convertible Debenture (Textual)
Principal amount					$ 25,000
Conversion price per share					$ 0.25
Warrants to purchase shares of common stock					25,000
Interest rate					12.00%
Maturity date					Dec. 12, 2015
December 4, 2014 [Member]
Secured Convertible Debenture (Textual)
Principal amount					$ 100,000
Conversion price per share					$ 0.25
Warrants to purchase shares of common stock					100,000
Interest rate					12.00%
Maturity date					Dec. 04, 2015
December 12, 2014 Two [Member]
Secured Convertible Debenture (Textual)
Principal amount					$ 50,000
Conversion price per share					$ 0.25
Warrants to purchase shares of common stock					50,000
Interest rate					12.00%
Maturity date					Dec. 12, 2015
December 4, 2014 One [Member]
Secured Convertible Debenture (Textual)
Principal amount					$ 100,000
Conversion price per share					$ 0.25
Warrants to purchase shares of common stock					100,000
Interest rate					12.00%
Maturity date					Dec. 04, 2014
December 12, 2014 Three [Member]
Secured Convertible Debenture (Textual)
Principal amount					$ 25,000
Conversion price per share					$ 0.25
Warrants to purchase shares of common stock					25,000
Interest rate					12.00%
Maturity date					Dec. 12, 2015